CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net (loss)/income		$ (2,850)	$ 939,057	$ 560,615
Other comprehensive income
Gain associated with pensions, net of tax		1,227	5,820	5,006
Realized accumulated comprehensive losses on disposal of investment in affiliate		0	0	43,380
Net other comprehensive income		739	5,023	45,239
Comprehensive (loss)/income		(2,111)	944,080	605,854
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited		(46,054)	792,796	459,090
Continuing operations
Other comprehensive income
Share of equity method investment's comprehensive income (losses)	[1]	(488)	(797)	0
Comprehensive (loss)/income attributable to:
Non-controlling interests		43,943	143,078	111,186
Discontinued operations
Other comprehensive income
Share of equity method investment's comprehensive income (losses)	[1]	0	0	(3,147)
Comprehensive (loss)/income attributable to:
Non-controlling interests		$ 0	$ 8,206	$ 35,578

[1]	No tax impact for the years ended December 31, 2023, 2022 and 2021.